Corporate Bond Portfolio (Prospectus Summary) | Corporate Bond Portfolio
Corporate Bond Portfolio (formerly Investment Grade Fixed Income Portfolio)
Objective
The Corporate Bond Portfolio seeks above-average total return over a market cycle of three to five years.

Fees and Expenses
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. For shareholders of Class H shares, you may qualify for sales charge discounts if the cumulative net asset value ("NAV") of

Class H shares of the Portfolio purchased in a single transaction, together with the NAV of all Class H shares of a portfolio of Morgan Stanley Institutional

Fund Trust (the "Fund") or of a portfolio of Morgan Stanley Institutional Fund,

Inc. held in related accounts, amounts to $50,000 or more. More information about these and other discounts is available from your financial adviser and in the "Purchasing Class H Shares" section on page 36 of this Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Corporate Bond Portfolio		Class I	Class P	Class H	Class L
Maximum sales charge (load) imposed on purchases	[1]	none	none	3.50%	none
[1]	The sales charge is calculated as a percentage of the offering price. The sales charge is reduced for purchases of $50,000 and over. See "Purchasing Class H Shares."

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Corporate Bond Portfolio	Class I	Class P		Class H	Class L
Advisory Fee	0.375%	0.375%		0.375%	0.375%
Distribution and/or Service (12b-1) Fee	none	0.25%		0.25%	0.50%
Other Expenses	0.42%	0.42%		0.42%	0.42%
Total Annual Portfolio Operating Expenses	0.80%	1.05%	[1]	1.05%	1.30%
Fee Waiver and/or Expense Reimbursement	none	0.10%	[1]	none	none
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.80%	0.95%	[1]	1.05%	1.30%
[1]	The Portfolio's "Distributor," Morgan Stanley Distribution, Inc., is currently waiving the 12b-1 fee on Class P shares of the Portfolio to the extent it exceeds 0.15% of the average daily net assets of such shares on an annualized basis. This waiver will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waiver when it deems such action is appropriate.

Example
The example below is intended to help you compare the cost of investing in the

Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower based on these assumptions, your costs would be:

Expense Example Corporate Bond Portfolio (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class I	82	255	444	990
Class P	97	303	525	1,166
Class H	453	672	909	1,588
Class L	132	412	713	1,568

Portfolio Turnover
The Portfolio pays transaction costs when it buys and sells securities (or

"turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total

Annual Portfolio Operating Expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 224% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, at least 80% of the Portfolio's assets will be invested in corporate bonds. The Portfolio invests primarily in a diversified mix of U.S. dollar-denominated corporate bonds and will ordinarily seek to maintain an average weighted maturity between five and ten years. The Portfolio invests primarily in U.S. corporate bonds that carry an investment grade rating

(i.e., generally rated Baa or higher by Moody's Investors Service, Inc.

("Moody's") or BBB- or higher by Standard & Poor's Ratings Group, a division of

The McGraw-Hill Companies, Inc. ("S&P")) or, if unrated, are determined to be of a comparable quality by the Portfolio's "Adviser," Morgan Stanley Investment

Management Inc., at the time of purchase.

The Adviser employs a value approach toward fixed income investing and evaluates the relative attractiveness of corporate bonds. The Adviser relies upon value measures to guide its decisions regarding sector and security selection, such as the relative attractiveness of the extra yield offered by securities other than those issued by the U.S. Treasury. The Adviser also measures various types of risk by monitoring interest rates, inflation, the shape of the yield curve,

credit risk and prepayment risk.

The Portfolio may also invest in restricted and illiquid securities.

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps and other related instruments and techniques.

Derivative instruments used by the Portfolio will be counted towards the 80%

policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

Principal Risks
An investment in the Portfolio is subject to risks, and you could lose money on your investment in the Portfolio. There can be no assurance that the Portfolio will achieve its investment objective. An investment in the Portfolio is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Portfolio's principal investment strategies are subject to the following principal risks:

• Fixed Income Securities. The prices of fixed income securities respond to economic developments, particularly interest rate changes, changes in the general level of spreads between U.S. Treasury and non-Treasury securities, and changes in the actual or perceived creditworthiness of the issuer of the fixed income security. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations.

• Liquidity Risk. The Portfolio's investments in restricted and illiquid securities may entail greater risk than investments in publicly traded securities. These securities may be more difficult to sell, particularly in times of market turmoil. Illiquid securities may be more difficult to value. If the Portfolio is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

• Derivatives. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments,

indices or interest rates to which they relate, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Performance Information
The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class I shares'

performance from year-to-year and by showing how the Portfolio's average annual returns for the past one, five and 10 year periods and since inception compare with those of broad measures of market performance, as well as an index that represents a group of similar mutual funds, over time. The performance of the other Classes will differ because the Classes have different ongoing fees. The

Portfolio's returns include the maximum applicable sales charge for Class H and assume you sold your shares at the end of each period (unless otherwise noted).

The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/im.

Annual Total Returns-Calendar Years

High Quarter     9/30/09         3.94%

Low Quarter      9/30/08        -4.37%

Average Annual Total Returns For Periods Ended December 31, 2011
Average Annual Total Returns Corporate Bond Portfolio	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
Class I	Class I Return before Taxes		6.75%	3.00%	3.94%	6.56%		Aug. 31, 1990
Class I After Taxes on Distributions	Class I Return after Taxes on Distributions		5.44%	1.44%	2.23%	4.18%		Aug. 31, 1990
Class I After Taxes on Distributions and Sales	Class I Return after Taxes on Distributions and Sale of Fund Shares		4.37%	1.63%	2.34%	4.20%		Aug. 31, 1990
Class P	Class P Return before Taxes		6.58%	2.86%		3.78%		May 20, 2002
Class H	Class H Return before Taxes		2.84%			0.62%		Jan. 02, 2008
Class L	Class L Return before Taxes		6.31%			4.20%		Jun. 16, 2008
Barclays Capital U.S. Aggregate Index	Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)	[1]	7.84%	6.50%	5.78%	7.11%	[2]	Aug. 31, 1990
Lipper Intermediate Investment Grade Debt Funds Index	Lipper Intermediate Investment Grade Debt Funds Index (reflects no deduction for taxes)	[3]	6.28%	5.80%	5.36%	6.59%	[2]	Aug. 31, 1990
Barclays Capital U.S. Corporate Index	Barclays Capital U.S. Corporate Index (reflects no deduction for fees, expenses or taxes)	[4]	8.15%	6.82%	6.36%	7.62%	[2]	Aug. 31, 1990
[1]	The Barclays Capital U.S. Aggregate Index tracks the performance of all U.S. government agency and Treasury securities, investment-grade corporate debt securities, agency mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities. It is not possible to invest directly in an index.
[2]	Since Inception reflects the inception date of Class I.
[3]	The Lipper Intermediate Investment Grade Debt Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Intermediate Investment Grade Debt Funds classification. There are currently 30 funds represented in this Index.
[4]	The Barclays Capital U.S. Corporate Index is a broad-based benchmark that measures the investment grade, fixed-rate, taxable, corporate bond market. It is not possible to invest directly in an index. The Portfolio's primary benchmark was changed in December 2011 from the Barclays Capital U.S. Aggregate Bond Index because the Adviser believes the Barclays Capital U.S. Corporate Index is a more appropriate benchmark for the Portfolio.

The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. After-tax returns for the Portfolio's other Classes will vary from Class I shares'

returns. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had

Portfolio shares been sold at the end of the relevant periods, as applicable.